Contingent Consideration Payable (Details) - $ / shares			12 Months Ended
		Sep. 15, 2022	Jun. 30, 2025	Jun. 30, 2024
Contingent Consideration Payable [Line Items]
Stock Issued During Period, Shares, New Issues		10,714,286
Per ordinary share			$ 8
SuperX Industries [Member]
Contingent Consideration Payable [Line Items]
Stock Issued During Period, Shares, New Issues			1,146,961
Post-closing date			365 days
Equivalent percentage			49.00%
Common Stock [Member]
Contingent Consideration Payable [Line Items]
Stock Issued During Period, Shares, New Issues	[1]			2,263,068
Common Stock [Member] | SuperX Industries [Member]
Contingent Consideration Payable [Line Items]
Post-closing date			365 days
Per ordinary share			$ 4
Equivalent percentage			51.00%
Common Stock [Member] | SuperX Industries [Member]
Contingent Consideration Payable [Line Items]
Stock Issued During Period, Shares, New Issues			2,387,500

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.